Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

14. Employee Benefit Plans

The Company has a 401-K defined contribution profit-sharing plan covering its U.S. employees. Contributions to the plan are based on employer contributions as determined by the Company and allowable discretionary contributions, as determined by the Company's Board of Directors, subject to certain limitations. Contributions by the Company to this plan amounted to $9,977 and $11,538 in 2011 and 2010, respectively.